Bank borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Summary of Bank Borrowings
As of December 31,
	2016	2017
1-year revolving loan denominated in RMB (Note (i), (vii))	4,330	7,603
1-year revolving loan denominated in US$ (Note (ii), (vii))	2,950	2,800
2-year demand loan agreement denominated in US$ (Note (iii), (vii))	1,083	83
6-month revolving loan denominated in RMB (Note (iv))	1,444	—
1-year revolving loan denominated in RMB (Note (v), (vii))	1,732	—
3-month loan denominated in RMB (Note (vi), (vii))	1,443	—

	12,982	10,486

Note:

(i)	On December 19, 2016, the Company, through its PRC subsidiaries, renewed a one-year revolving loan agreement with a bank amounting to RMB30 million (equivalent to US$4,330). The interest rate of this loan facility was the benchmark interest rate determined by the People’s Bank of China for loans over one year granted by financial institutions plus 1.65% per annum. This loan was subsequently renewed for one year in December 2017 amounting to RMB50 million (equivalent to US$7,603) at the same interest rate.

(ii)	On December 21, 2016, the Company, through its Hong Kong subsidiaries, renewed a one-year loan facility agreement with a bank amounting to US$3,000. Out of this loan facility, the Hong Kong subsidiary had utilized US$2,950 and US$ 2,800 as of December 31, 2016 and 2017, respectively. The interest rate of this short-term loan facility was determined by three-month LIBOR plus 5.75% and three-month LIBOR plus 5.55% for the years ended December 31, 2016 and 2017.

(iii)	On January 20, 2016, the Company, through its Hong Kong subsidiaries, entered into a two-year loan agreement with a bank amounting to US$2,000. Out of this loan facility, the Hong Kong subsidiaries had utilized US$1,083 and US$83 as of December 31, 2016 and 2017, respectively. The interest rate of this loan was the benchmark interest rate determined by three-month LIBOR plus 7.00% per annum. The bank facility agreement includes repayable on demand clauses such that the bank borrowing are classified as current liabilities as of December 31, 2016 and 2017.

(iv)	On May 20, 2016, the Company, through one of its PRC subsidiaries, entered into a six-month revolving loan agreement with a bank of limit up to RMB20 million. Out of this loan facility, the PRC subsidiary had utilized RMB10 million (equivalent to US$1,444) as of December 31, 2016. The interest rate of this loan facility was the benchmark interest rate determined by the People’s Bank of China for loans over six months granted by financial institutions plus 20.0% per annum. Restricted cash amounting to US$1,568 was held as required by this loan agreement as of December 31, 2016. The loan was repaid on January 13, 2017.

(v)	On July 28, 2016, the Company, through one of its PRC subsidiaries, entered into a one-year revolving loan agreement with a bank amounting to a total of RMB12 million (equivalent to US$1,732). The interest rate of this loan facility was the benchmark interest rate determined by the People’s Bank of China for loans over one year granted by financial institutions plus 0.435% per annum. Restricted cash amounting to US$2,000 was held in a restricted bank account as required by this loan agreement as of December 31, 2016. The loan was repaid on July 28, 2017.

(vi)	On November 14, 2016, the Company, through one of its PRC subsidiaries, entered into a three-month revolving loan agreement with a bank amounting to a total of RMB10 million (equivalent to US$1,443). The interest rate of this loan facility was the benchmark interest rate determined by the People’s Bank of China for loans over three months granted by financial institutions plus 0.435% per annum. Restricted cash amounting to US$1,666 was held in a restricted bank account as required by this loan agreement as of December 31, 2016. The loan was repaid on February 14, 2017.
(vii)	As of December 31, 2016 and 2017, certain financial covenants (minimum monthly adjusted quick ratio and minimum quarterly EBITDA as defined in the banking facilities agreements) as set out in these loan agreements have been breached. The relevant subsidiaries have obtained waiver letters for waiving the requirements to meet the financial covenants. As of the date of this report, the bank cannot demand for immediate repayment.

(viii)	In March 2017, the Company entered into a facility agreement for working capital loans with a bank, which provides for a RMB30 million (US$4.3 million) 18-month revolving loan. The Company provide corporate guarantee and account receivables as pledge to secure the obligations under this revolving loan. The interest rate of this loan facility is fixed at 5.75% per annum. As of December 31, 2017, the Company had not drawn down under this revolving loan.